12 Months Ended
Mar. 01, 2015

JPMORGAN TRUST I

J.P. Morgan Specialty Funds

JPMorgan Opportunistic Equity Long/Short Fund

JPMorgan Research Equity Long/Short Fund

JPMorgan Research Market Neutral Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 2, 2015 to the Prospectuses dated March 1, 2015, as supplemented

The Annual Fund Operating Expenses and Example tables for the Funds are hereby deleted in their entirety and replaced with the following:

JPMorgan Opportunistic Equity Long/Short Fund

The tables below replace the corresponding tables on page 1 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	1.20%	1.20%	1.20%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses[2]	1.10	1.10	1.10
Dividend Expenses on Short Sales	0.48	0.48	0.48
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.37	0.37	0.37
Total Annual Fund Operating Expenses[1]	2.55	3.05	2.30
Fee Waivers and Expense Reimbursements[1,3]	(0.22)	(0.22)	(0.22)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	2.33	2.83	2.08

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.85%, 2.35% and 1.60%, respectively, of their average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	749	1,257
CLASS C SHARES ($)	386	922
SELECT CLASS SHARES ($)	211	697

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	749	1,257
CLASS C SHARES ($)	286	922
SELECT CLASS SHARES ($)	211	697

The tables below replace the corresponding tables on page 1 of the Class R2, Class R5 and Class R6 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees[1]	1.20%	1.20%	1.20%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses[2]	1.10	0.90	0.85
Dividend Expenses on Short Sales	0.48	0.48	0.48
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses	0.37	0.37	0.37
Total Annual Fund Operating Expenses[1]	2.80	2.10	2.05
Fee Waivers and Expense Reimbursements[1,3]	(0.22)	(0.22)	(0.22)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	2.58	1.88	1.83

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 2.10%, 1.40% and 1.35%, respectively, of their average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS R2 SHARES ($)	261	847
CLASS R5 SHARES ($)	191	637
CLASS R6 SHARES ($)	186	621

JPMorgan Research Equity Long/Short Fund

The tables below replace the corresponding tables on page 1 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.95%	0.95%	0.95%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	2.60	2.59	2.54
Dividend Expenses on Short Sales	2.00	2.00	2.00
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	0.35	0.34	0.29
Total Annual Fund Operating Expenses[1]	3.80	4.29	3.49
Fee Waivers and Expense Reimbursements[1,3]	(0.35)	(0.34)	(0.29)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	3.45	3.95	3.20

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.45%, 1.95% and 1.20%, respectively, of their average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	854	1,594	2,352	4,328
CLASS C SHARES ($)	497	1,270	2,156	4,426
SELECT CLASS SHARES ($)	323	1,044	1,787	3,746

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	854	1,594	2,352	4,328
CLASS C SHARES ($)	397	1,270	2,156	4,426
SELECT CLASS SHARES ($)	323	1,044	1,787	3,746

The tables below replace the corresponding tables on page 1 of the Class R5 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R5
Management Fees[1]	0.95%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	2.33
Dividend Expenses on Short Sales	2.00
Shareholder Service Fees	0.05
Remainder of Other Expenses[2]	0.28
Total Annual Fund Operating Expenses[1]	3.28
Fee Waivers and Expense Reimbursements[1,3]	(0.28)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	3.00

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00% of its average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	303	984	1,688	3,557

JPMorgan Research Market Neutral Fund

The tables below replace the corresponding tables on pages 1 and 2 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.80%	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	2.83	2.82	2.72
Dividend Expenses on Short Sales	2.33	2.33	2.33
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	0.25	0.24	0.14
Acquired Fund Fees and Expenses	0.02	0.02	0.02
Total Annual Fund Operating Expenses[1]	3.90	4.39	3.54
Fee Waivers and Expense Reimbursements[1,3]	(0.30)	(0.29)	(0.20)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	3.60	4.10	3.34

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.25%, 1.75% and 0.99%, respectively, of their average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	868	1,626	2,401	4,412
CLASS C SHARES ($)	512	1,303	2,205	4,510
SELECT CLASS SHARES ($)	337	1,067	1,819	3,796

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	868	1,626	2,401	4,412
CLASS C SHARES ($)	412	1,303	2,205	4,510
SELECT CLASS SHARES ($)	337	1,067	1,819	3,796

The tables below replace the corresponding tables on page 1 of the Institutional Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional
Management Fees[1]	0.80%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	2.61
Dividend Expenses on Short Sales	2.33
Shareholder Service Fees	0.10
Remainder of Other Expenses[2]	0.18
Acquired Fund Fees and Expenses	0.02
Total Annual Fund Operating Expenses[1]	3.43
Fee Waivers and Expense Reimbursements[1,3]	(0.23)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	3.20

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.85% of its average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	323	1,032	1,764	3,696

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE